Subsidiary guarantee information	6 Months Ended
Jun. 30, 2014
Subsidiary guarantee information
30 Subsidiary guarantee information

Certain wholly-owned finance subsidiaries of the Group, including Credit Suisse Group (Guernsey) I Limited and Credit Suisse Group (Guernsey) III Limited, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.

In 4Q13, as part of an announced program to evolve the Group’s legal entity structure to meet developing and future regulatory requirements and Fed regulation on establishing Intermediate Holding Companies in the US for non-US banks, several existing legal entities were re-parented as subsidiaries of Credit Suisse (USA), Inc. In the tables below, prior periods have been restated to conform to the current presentation to reflect the impact of these transactions.

Condensed consolidating statements of operations

in 2Q14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,462	4,102		5,564	40		86		5,690
Interest expense	(899)	(2,170)		(3,069)	(57)		22		(3,104)
Net interest income	563	1,932		2,495	(17)		108		2,586
Commissions and fees	1,061	2,234		3,295	3		11		3,309
Trading revenues	225	(144)		81	47		69		197
Other revenues	242	167		409	(742)	[2]	704		371
Net revenues	2,091	4,189		6,280	(709)		892		6,463
Provision for credit losses	0	4		4	0		14		18
Compensation and benefits	924	2,069		2,993	16		(36)		2,973
General and administrative expenses	503	2,953		3,456	(25)		10		3,441
Commission expenses	61	313		374	0		3		377
Total other operating expenses	564	3,266		3,830	(25)		13		3,818
Total operating expenses	1,488	5,335		6,823	(9)		(23)		6,791
Income/(loss) from continuing operations before taxes	603	(1,150)		(547)	(700)		901		(346)
Income tax expense	210	68		278	0		29		307
Income/(loss) from continuing operations	393	(1,218)		(825)	(700)		872		(653)
Income/(loss) from discontinued operations, net of tax	0	(9)		(9)	0		0		(9)
Net income/(loss)	393	(1,227)		(834)	(700)		872		(662)
Net income attributable to noncontrolling interests	25	4		29	0		9		38
Net income/(loss) attributable to shareholders	368	(1,231)		(863)	(700)		863		(700)
of which from continuing operations	368	(1,222)		(854)	(700)		863		(691)
of which from discontinued operations	0	(9)		(9)	0		0		(9)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	393	(1,227)		(834)	(700)	872		(662)
Gains/(losses) on cash flow hedges	0	6		6	5	1		12
Foreign currency translation	84	(18)		66	1	(2)		65
Unrealized gains/(losses) on securities	0	10		10	0	2		12
Actuarial gains/(losses)	6	5		11	0	31		42
Net prior service credit/(cost)	0	(1)		(1)	0	(21)		(22)
Other comprehensive income/(loss), net of tax	90	2		92	6	11		109
Comprehensive income/(loss)	483	(1,225)		(742)	(694)	883		(553)
Comprehensive income attributable to noncontrolling interests	29	4		33	0	8		41
Comprehensive income/(loss) attributable to shareholders	454	(1,229)		(775)	(694)	875		(594)
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,728	4,355		6,083	13		124		6,220
Interest expense	(1,078)	(2,484)		(3,562)	(11)		(7)		(3,580)
Net interest income	650	1,871		2,521	2		117		2,640
Commissions and fees	1,043	2,448		3,491	1		46		3,538
Trading revenues	(450)	806		356	0		1		357
Other revenues	290	129		419	1,039	[2]	(1,041)		417
Net revenues	1,533	5,254		6,787	1,042		(877)		6,952
Provision for credit losses	2	33		35	0		16		51
Compensation and benefits	863	1,975		2,838	18		70		2,926
General and administrative expenses	515	1,381		1,896	(34)		11		1,873
Commission expenses	57	397		454	0		3		457
Total other operating expenses	572	1,778		2,350	(34)		14		2,330
Total operating expenses	1,435	3,753		5,188	(16)		84		5,256
Income/(loss) from continuing operations before taxes	96	1,468		1,564	1,058		(977)		1,645
Income tax expense/(benefit)	(15)	467		452	13		7		472
Income/(loss) from continuing operations	111	1,001		1,112	1,045		(984)		1,173
Income/(loss) from discontinued operations, net of tax	(4)	(5)		(9)	0		0		(9)
Net income/(loss)	107	996		1,103	1,045		(984)		1,164
Net income/(loss) attributable to noncontrolling interests	98	222		320	0		(201)		119
Net income/(loss) attributable to shareholders	9	774		783	1,045		(783)		1,045
of which from continuing operations	13	779		792	1,045		(783)		1,054
of which from discontinued operations	(4)	(5)		(9)	0		0		(9)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income (continued)

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	107	996		1,103	1,045	(984)		1,164
Gains/(losses) on cash flow hedges	0	(21)		(21)	6	0		(15)
Foreign currency translation	(15)	(151)		(166)	0	0		(166)
Unrealized gains/(losses) on securities	0	(6)		(6)	0	(8)		(14)
Actuarial gains/(losses)	10	4		14	0	67		81
Net prior service credit/(cost)	0	0		0	0	(31)		(31)
Other comprehensive income/(loss), net of tax	(5)	(174)		(179)	6	28		(145)
Comprehensive income/(loss)	102	822		924	1,051	(956)		1,019
Comprehensive income/(loss) attributable to noncontrolling interests	94	201		295	0	(185)		110
Comprehensive income/(loss) attributable to shareholders	8	621		629	1,051	(771)		909
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)

in 6M14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,947	6,933		9,880	78		177		10,135
Interest expense	(1,773)	(3,528)		(5,301)	(109)		39		(5,371)
Net interest income	1,174	3,405		4,579	(31)		216		4,764
Commissions and fees	2,115	4,408		6,523	2		59		6,584
Trading revenues	729	22		751	36		48		835
Other revenues	956	222		1,178	134	[2]	(203)		1,109
Net revenues	4,974	8,057		13,031	141		120		13,292
Provision for credit losses	0	23		23	0		29		52
Compensation and benefits	1,849	4,148		5,997	34		(65)		5,966
General and administrative expenses	971	4,191		5,162	(52)		21		5,131
Commission expenses	117	623		740	0		6		746
Total other operating expenses	1,088	4,814		5,902	(52)		27		5,877
Total operating expenses	2,937	8,962		11,899	(18)		(38)		11,843
Income/(loss) from continuing operations before taxes	2,037	(928)		1,109	159		129		1,397
Income tax expense	688	114		802	0		48		850
Income/(loss) from continuing operations	1,349	(1,042)		307	159		81		547
Income from discontinued operations, net of tax	0	6		6	0		0		6
Net income/(loss)	1,349	(1,036)		313	159		81		553
Net income/(loss) attributable to noncontrolling interests	373	(189)		184	0		210		394
Net income/(loss) attributable to shareholders	976	(847)		129	159		(129)		159
of which from continuing operations	976	(853)		123	159		(129)		153
of which from discontinued operations	0	6		6	0		0		6
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income (continued)

in 6M14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,349	(1,036)		313	159	81		553
Gains/(losses) on cash flow hedges	0	15		15	13	1		29
Foreign currency translation	(81)	(130)		(211)	1	2		(208)
Unrealized gains/(losses) on securities	0	15		15	0	5		20
Actuarial gains/(losses)	8	11		19	0	58		77
Net prior service credit/(cost)	0	(1)		(1)	0	(41)		(42)
Other comprehensive income/(loss), net of tax	(73)	(90)		(163)	14	25		(124)
Comprehensive income/(loss)	1,276	(1,126)		150	173	106		429
Comprehensive income/(loss) attributable to noncontrolling interests	352	(192)		160	0	212		372
Comprehensive income/(loss) attributable to shareholders	924	(934)		(10)	173	(106)		57
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,472	7,299		10,771	27		244		11,042
Interest expense	(2,061)	(4,434)		(6,495)	(23)		(78)		(6,596)
Net interest income	1,411	2,865		4,276	4		166		4,446
Commissions and fees	1,960	4,727		6,687	3		96		6,786
Trading revenues	(441)	2,605		2,164	0		8		2,172
Other revenues	508	152		660	2,314	[2]	(2,337)		637
Net revenues	3,438	10,349		13,787	2,321		(2,067)		14,041
Provision for credit losses	2	35		37	0		36		73
Compensation and benefits	1,774	4,069		5,843	32		42		5,917
General and administrative expenses	1,038	2,606		3,644	(74)		35		3,605
Commission expenses	119	802		921	–		6		927
Total other operating expenses	1,157	3,408		4,565	(74)		41		4,532
Total operating expenses	2,931	7,477		10,408	(42)		83		10,449
Income/(loss) from continuing operations before taxes	505	2,837		3,342	2,363		(2,186)		3,519
Income tax expense	80	845		925	15		31		971
Income/(loss) from continuing operations	425	1,992		2,417	2,348		(2,217)		2,548
Income/(loss) from discontinued operations, net of tax	6	(9)		(3)	0		0		(3)
Net income/(loss)	431	1,983		2,414	2,348		(2,217)		2,545
Net income/(loss) attributable to noncontrolling interests	167	368		535	0		(338)		197
Net income/(loss) attributable to shareholders	264	1,615		1,879	2,348		(1,879)		2,348
of which from continuing operations	258	1,624		1,882	2,348		(1,879)		2,351
of which from discontinued operations	6	(9)		(3)	0		0		(3)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income (continued)

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	431	1,983		2,414	2,348	(2,217)		2,545
Gains/(losses) on cash flow hedges	0	(17)		(17)	4	0		(13)
Foreign currency translation	745	23		768	0	(7)		761
Unrealized gains/(losses) on securities	1	(11)		(10)	0	(11)		(21)
Actuarial gains/(losses)	20	8		28	0	123		151
Net prior service credit/(cost)	0	0		0	0	(58)		(58)
Other comprehensive income/(loss), net of tax	766	3		769	4	47		820
Comprehensive income/(loss)	1,197	1,986		3,183	2,352	(2,170)		3,365
Comprehensive income/(loss) attributable to noncontrolling interests	285	480		765	0	(450)		315
Comprehensive income/(loss) attributable to shareholders	912	1,506		2,418	2,352	(1,720)		3,050
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2Q14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,819	61,064		65,883	1,065	(479)		66,469
Interest-bearing deposits with banks	7,732	(3,824)		3,908	0	(2,159)		1,749
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	144,167	21,574		165,741	0	3		165,744
Securities received as collateral	21,814	(203)		21,611	0	0		21,611
Trading assets	72,652	162,984		235,636	0	(209)		235,427
Investment securities	3	2,025		2,028	3,818	(2,523)		3,323
Other investments	3,012	4,553		7,565	43,145	(43,001)		7,709
Net loans	11,460	226,575		238,035	709	15,788		254,532
Premises and equipment	812	3,802		4,614	0	197		4,811
Goodwill	656	6,449		7,105	0	878		7,983
Other intangible assets	102	143		245	0	0		245
Brokerage receivables	30,808	25,500		56,308	0	1		56,309
Other assets	19,687	43,311		62,998	266	1,425		64,689
Assets of discontinued operations held-for-sale	0	979		979	0	0		979
Total assets	317,724	554,932		872,656	49,003	(30,079)		891,580
Liabilities and equity (CHF million)
Due to banks	1,029	25,875		26,904	2,807	(3,010)		26,701
Customer deposits	1	334,943		334,944	0	11,352		346,296
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	105,753	(17,687)		88,066	0	0		88,066
Obligation to return securities received as collateral	21,814	(203)		21,611	0	0		21,611
Trading liabilities	16,680	58,445		75,125	0	4		75,129
Short-term borrowings	51,997	(22,571)		29,426	0	0		29,426
Long-term debt	32,639	105,668		138,307	5,112	408		143,827
Brokerage payables	55,583	13,259		68,842	0	0		68,842
Other liabilities	11,843	36,637		48,480	140	293		48,913
Liabilities of discontinued operations held-for-sale	0	742		742	0	0		742
Total liabilities	297,339	535,108		832,447	8,059	9,047		849,553
Total shareholders' equity	19,191	20,008		39,199	40,944	(39,199)		40,944
Noncontrolling interests	1,194	(184)		1,010	0	73		1,083
Total equity	20,385	19,824		40,209	40,944	(39,126)		42,027

Total liabilities and equity	317,724	554,932		872,656	49,003	(30,079)		891,580
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)

end of 4Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,787	63,290		68,077	795	(180)		68,692
Interest-bearing deposits with banks	81	3,304		3,385	0	(1,870)		1,515
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	127,153	32,860		160,013	0	9		160,022
Securities received as collateral	23,479	(679)		22,800	0	0		22,800
Trading assets	73,580	156,156		229,736	0	(323)		229,413
Investment securities	2	1,625		1,627	1,481	(121)		2,987
Other investments	5,116	5,091		10,207	42,570	(42,448)		10,329
Net loans	19,955	211,202		231,157	3,185	12,712		247,054
Premises and equipment	891	4,004		4,895	0	196		5,091
Goodwill	658	6,463		7,121	0	878		7,999
Other intangible assets	78	132		210	0	0		210
Brokerage receivables	25,667	26,377		52,044	0	1		52,045
Other assets	18,104	43,452		61,556	243	1,266		63,065
Assets of discontinued operations held-for-sale	11	1,573		1,584	0	0		1,584
Total assets	299,562	554,850		854,412	48,274	(29,880)		872,806
Liabilities and equity (CHF million)
Due to banks	251	22,896		23,147	3,242	(3,281)		23,108
Customer deposits	1	321,850		321,851	0	11,238		333,089
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	98,600	(4,568)		94,032	0	0		94,032
Obligation to return securities received as collateral	23,479	(679)		22,800	0	0		22,800
Trading liabilities	14,304	62,508		76,812	0	(177)		76,635
Short-term borrowings	42,842	(22,649)		20,193	0	0		20,193
Long-term debt	31,300	95,341		126,641	2,784	617		130,042
Brokerage payables	55,749	17,405		73,154	0	0		73,154
Other liabilities	11,284	39,795		51,079	84	284		51,447
Liabilities of discontinued operations held-for-sale	19	1,121		1,140	0	0		1,140
Total liabilities	277,829	533,020		810,849	6,110	8,681		825,640
Total shareholders' equity	18,583	21,409		39,992	42,164	(39,992)		42,164
Noncontrolling interests	3,150	421		3,571	0	1,431		5,002
Total equity	21,733	21,830		43,563	42,164	(38,561)		47,166

Total liabilities and equity	299,562	554,850		854,412	48,274	(29,880)		872,806
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 6M14	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(1,908)	(15,916)		(17,824)	250	[2]	(44)		(17,618)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(7,688)	7,156		(532)	0		289		(243)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(17,533)	11,771		(5,762)	0		6		(5,756)
Purchase of investment securities	0	(459)		(459)	(2,217)		2,217		(459)
Proceeds from sale of investment securities	0	48		48	0		0		48
Maturities of investment securities	0	10		10	0		82		92
Investments in subsidiaries and other investments	(300)	(151)		(451)	(1,352)		1,320		(483)
Proceeds from sale of other investments	780	43		823	3		24		850
(Increase)/decrease in loans	8,466	(16,894)		(8,428)	2,476		(3,105)		(9,057)
Proceeds from sales of loans	0	943		943	0		0		943
Capital expenditures for premises and equipment and other intangible assets	(122)	(285)		(407)	0		(4)		(411)
Proceeds from sale of premises and equipment and other intangible assets	0	0		0	0		0		0
Other, net	7	142		149	0		1		150
Net cash provided by/(used in) investing activities of continuing operations	(16,390)	2,324		(14,066)	(1,090)		830		(14,326)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	783	15,914		16,697	(433)		380		16,644
Increase/(decrease) in short-term borrowings	9,346	(251)		9,095	0		0		9,095
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,526	(13,185)		(5,659)	0		0		(5,659)
Issuances of long-term debt	2,896	29,134		32,030	2,217		(2,224)		32,023
Repayments of long-term debt	(1,440)	(20,246)		(21,686)	0		2,070		(19,616)
Issuances of common shares	0	0		0	297		0		297
Sale of treasury shares	0	0		0	0		4,033		4,033
Repurchase of treasury shares	0	0		0	(705)		(4,087)		(4,792)
Dividends paid	0	(59)		(59)	(1,125)		(43)		(1,227)
Excess tax benefits related to share-based compensation	0	0		0	0		0		0
Other, net	(756)	(355)		(1,111)	861		(1,218)		(1,468)
Net cash provided by/(used in) financing activities of continuing operations	18,355	10,952		29,307	1,112		(1,089)		29,330
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(17)	589		572	(2)		4		574
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	(8)	(175)		(183)	0		0		(183)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	32	(2,226)		(2,194)	270		(299)		(2,223)

Cash and due from banks at beginning of period	4,787	63,290		68,077	795		(180)		68,692
Cash and due from banks at end of period	4,819	61,064		65,883	1,065		(479)		66,469
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 113 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	2,033	12,484		14,517	146	[2]	(109)		14,554
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(2)	1,561		1,559	0		(1,030)		529
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,299	6,708		14,007	0		0		14,007
Purchase of investment securities	0	(212)		(212)	0		0		(212)
Proceeds from sale of investment securities	0	36		36	0		0		36
Maturities of investment securities	0	39		39	0		53		92
Investments in subsidiaries and other investments	224	(863)		(639)	0		(262)		(901)
Proceeds from sale of other investments	910	438		1,348	32		237		1,617
(Increase)/decrease in loans	1,739	(3,567)		(1,828)	281		(2,105)		(3,652)
Proceeds from sales of loans	0	484		484	0		0		484
Capital expenditures for premises and equipment and other intangible assets	(119)	(317)		(436)	0		(4)		(440)
Proceeds from sale of premises and equipment and other intangible assets	0	8		8	0		0		8
Other, net	(61)	59		(2)	0		0		(2)
Net cash provided by/(used in) investing activities of continuing operations	9,990	4,374		14,364	313		(3,111)		11,566
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	76	15,195		15,271	(1,314)		2,086		16,043
Increase/(decrease) in short-term borrowings	12,717	(6,821)		5,896	0		0		5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(23,215)	(14,149)		(37,364)	0		0		(37,364)
Issuances of long-term debt	679	16,338		17,017	0		242		17,259
Repayments of long-term debt	(1,974)	(31,113)		(33,087)	0		(535)		(33,622)
Issuances of common shares	0	0		0	928		0		928
Sale of treasury shares	0	0		0	38		5,090		5,128
Repurchase of treasury shares	0	0		0	(192)		(5,287)		(5,479)
Dividends paid	0	(147)		(147)	(154)		(105)		(406)
Excess tax benefits related to share-based compensation	0	0		0	0		0		0
Other, net	323	(1,417)		(1,094)	221		409		(464)
Net cash provided by/(used in) financing activities of continuing operations	(11,394)	(22,114)		(33,508)	(473)		1,900		(32,081)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	167	961		1,128	(2)		4		1,130
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	(7)	(341)		(348)	0		0		(348)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	789	(4,636)		(3,847)	(16)		(1,316)		(5,179)

Cash and due from banks at beginning of period	4,523	56,853		61,376	19		368		61,763
Cash and due from banks at end of period	5,312	52,217		57,529	3		(948)		56,584
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 21 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.